Note 3 - Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Aug. 04, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Acquired During Period			$ 236,000	$ 28,007,000
Goodwill, Impairment Loss			1,826,000
Available-for-sale Securities, Gross Realized Losses			31,000
Proceeds from Sale of Available-for-sale Securities			497,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax			6,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax			(28,000)	34,000
Allocated Share-based Compensation Expense	$ 7,745,000
Stock Issued During Period, Value, Acquisitions		$ 28,000	15,574,000	50,419,000
Guaranty Liabilities		10,067,000	39,300,000	20,222,000
Liability for Uncertainty in Income Taxes, Current		$ 0	$ 0	$ 0
Maritime Equipment [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		25 years
Impairment of Long-lived Assets Held-for-use, Percentage of Excess Carrying Value		37.00%	45.00%	55.00%
Impairment of Long-Lived Assets Held-for-use		$ 1,214,000	$ 209,000	$ 0
Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A. [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss		0
Five Mile and Tennessee Property [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, Acquisitions				26,774,000
New Lead JMED LLC [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current			2,249,000
Financing Receivable, Allowance for Credit Losses		1,943,000
Equity Method Investment, Other than Temporary Impairment				1,077,000
Selling, General and Administrative Expenses [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allocated Share-based Compensation Expense		14,156,000	23,402,000	25,193,000
Professional Fees				19,233,000
Selling, General and Administrative Expenses [Member] | Former Chairman and Former Chief Operating Officer [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allocated Share-based Compensation Expense				12,664,000
Selling, General and Administrative Expenses [Member] | Warrants Expense [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Professional Fees				5,472,000
Selling, General and Administrative Expenses [Member] | Viking Acquisition Group LLC [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current		593,000	6,558,000
Shipping [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable		2,573,000	2,429,000
Shipping [Member] | Technical and Operational Management of Third-party Vessels [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Sales Revenue, Services, Other		186,000	449,000	$ 591,000
Coal Business [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss		23,314,000	4,693,000
Coal Washing [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss		23,314,000	4,693,000
Discontinued Operations [Member] | Selling, General and Administrative Expenses [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable			6,558,000
Discontinued Operations [Member] | Coal Business [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable		$ 396,000	$ 396,000
Minimum [Member] | Dry Docking and Special Survey [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Amortization Period of Other Costs		30 months
Minimum [Member] | Coal Washing [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Dry Docking and Special Survey [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Amortization Period of Other Costs		60 months
Maximum [Member] | Coal Washing [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		17 years